Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

21.	Earnings (Loss) Per Share

The following is a reconciliation for the calculation of net income (loss) attributable to the Company and the basic and diluted earnings (loss) per share for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31, 2026	March 31, 2025
Net Income (Loss) Attributable to the Company	$(426,253)	$265,776

Weighted-Average Shares Outstanding – Basic	259,677,719	174,681,755

Weighted-Average Shares Outstanding – Diluted	259,677,719	266,662,315

Earnings (Loss) Per Share Attributable to the Company – Basic	$(0.002)	$0.002

Earnings (Loss) Per Share Attributable to the Company – Diluted	$(0.002)	$0.001

Net loss attributable to the Company, as reported, is adjusted for dividends and various other adjustments as defined in ASC 260, Earnings Per Share.

After adjustments as defined in ASC 260, if the Company is in a net loss position, diluted loss per share is the same as basic loss per share when the issuance of shares on the exercise of convertible debentures, warrants, share options are anti-dilutive. After adjustments, as defined in ASC 260, if the Company is in a net income position, diluted earnings per share includes options, warrants, convertible debt and contingently issuable shares that are determined to be dilutive using the treasury stock method for all equity instruments issuable in equity units and the “if converted” method for the Company’s convertible debt.

23.	Earnings (Loss) Per Share

The following is a reconciliation for the calculation of net income (loss) attributable to the Company and the basic and diluted earnings (loss) per share for the year ended December 31, 2025 and 2024:

	Twelve Months Ended
	December 31, 2025	December 31, 2024
Net Income (Loss) Attributable to the Company	$(17,629,332)	$(24,628,828)

Weighted-Average Shares Outstanding – Basic and Diluted	184,913,636	142,595,527

Earnings (Loss) Per Share Attributable to the Company – Basic and Diluted	$(0.10)	$(0.17)

Net loss attributable to the Company, as reported, is adjusted for dividends and various other adjustments as defined in ASC 260, Earnings Per Share.

After adjustments as defined in ASC 260, if the Company is in a net loss position, diluted loss per share is the same as basic loss per share when the issuance of shares on the exercise of convertible debentures, warrants, share options are anti-dilutive. After adjustments, as defined in ASC 260, if the Company is in a net income position, diluted earnings per share includes options, warrants, convertible debt and contingently issuable shares that are determined to be dilutive using the treasury stock method for all equity instruments issuable in equity units and the “if converted” method for the Company’s convertible debt.